SUBSEQUENT EVENTS - Private Placement of Common Stock (Details)		12 Months Ended
	Aug. 04, 2026 USD ($) agreement shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 shares	Jul. 09, 2026 $ / shares	Jul. 12, 2024 $ / shares
SUBSEQUENT EVENTS
Common Share Issuable (in shares) | shares			249,037
Purchase price, per unit | $ / shares					$ 7
Proceeds from issuance of common stock | $		$ 805,000
Subsequent events | Private Placement
SUBSEQUENT EVENTS
Number of accredited investors | agreement	3
Common Share Issuable (in shares) | shares	122,500
Purchase price, per unit | $ / shares				$ 4
Proceeds from issuance of common stock | $	$ 490,000